POSTRETIREMENT BENEFITS - PENSIONS (Investments at Fair Value to Plan Assets Reconciliation) (Details) (U.S. [Member], USD $) In Millions, unless otherwise specified	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	$ 2,174
Liability to return collateral held under securities lending agreement	(205)
Non-Interest Bearing Cash	4
Accrued income / expense	7
Other receivables and payables	(3)
Plan Assets at End of Period	$ 1,977	$ 1,945	$ 1,719